Schedule of Deferred Tax Asset And Liability (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
MSE:
Provision for allowance of credit losses		$ 150
Net operating loss carryforward	281,951	281,951
Total deferred tax assets	281,951	282,101
Less: valuation allowance	(281,951)	(281,951)	$ (192,953)
Deferred tax assets, net		150
MSHK:
Property and equipment	(68,449)	(9,038)
Right-of-use assets – finance lease	(16,982)	(18,490)
Net operating loss carryforward	409,297
Less: valuation allowance	(409,297)
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(85,431)	(27,528)
Deferred tax assets - provision for allowance of credit losses	164,857	26,650
Deferred tax assets (liabilities), net	79,426	(878)
Deferred tax assets (liabilities), net	$ 79,426	$ (728)